united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

           Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

           The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801______________

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 2/28

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

R3 Global Dividend Growth ETF

GDVD

Annual Report

February 28, 2023

833-ASK-RCGC

833-275-7342

www.R3ETFs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the R3 Global Dividend Growth ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

11251 NW 4th Ct.
Plantation, FL 33325

Dear Shareholders,

2022 shaped up to be an interesting year for the world and for our fund. In it we experienced war, inflation, Federal Reserve Rate hikes, a deterioration of the relationship between some world powers, notably, the United States, Russia, and China, and of course a recession that wasn’t called a recession. R Cubed Global Capital may not have hit the exact high in the market to launch Global Dividend Growth (GDVD) on the New York Stock Exchange, but March 30, 2022 was pretty close.

The Portfolio Manager Cliff Remily likes to point out that we are fundamental, bottoms up stock pickers, benchmark aware, but not benchmark driven. The manager uses proprietary screening developed over many years and then applies fundamental analysis of stocks that pass through the screen to create the portfolio. The fund ended the 11 month period from March 30, 2022 (our inception) until February 28, 2023 down 6.90%. By comparison, our chosen benchmark MSCI World Value was down 3.76% over the same period and the broader MSCI World Index was down 9.81% over the same period. Since GDVD does not invest 100% of its assets in high dividend paying stocks and traditional value but allots a portion to positions more closely associated with either Core or Growth, it is not unusual for us to straddle the two indexes.

GDVD paid out 100% of dividends collected after management fees. There was no specified level of distributions to shareholders.

There was no inconsistency with the stated objectives or investment strategy detailed in the fund’s prospectus during the period discussed.

Sincerely,

John C Roche

Chief Executive Officer

16694053-NLD 04/04/2023

R3 Global Dividend Growth ETF
PORTFOLIO REVIEW (Unaudited)
February 28, 2023

The Fund’s performance figures* for the period February 28, 2023, as compared to its benchmark:

Since Inception** -
February 28, 2023
R3 Global Dividend Growth ETF - NAV	(8.03)%
R3 Global Dividend Growth ETF - Market Price	(7.83)%
MSCI ACWI Index ***	(6.35)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.R3ETFs.com or by calling 1-833-275-7342.

The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using market price or bid/ask as of the market close on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Total returns are calculated with the traded NAV on February 28, 2023. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.R3ETFs.com. The Fund’s total annual operating expenses are 0.88% per the March 26, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Commencement of operations was March 30, 2022.

***	The MSCI ACWI represent the performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Comparison of the Change in Value of a $10,000 Investment

R3 Global Dividend Growth ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
February 28, 2023

The Fund’s Holdings by Country as of February 28, 2023 are as follows:

Asset Class	% of Net Assets
Common Stocks
United States	37.9%
United Kingdom	11.8%
Switzerland	8.0%
Hong Kong	4.8%
Japan	4.7%
Finland	4.0%
Canada	3.7%
Germany	3.8%
France	3.5%
Ireland	3.3%
Taiwan	3.1%
Denmark	3.5%
Netherlands	2.8%
Singapore	2.6%
Brazil	1.8%
Australia	1.4%
Sweden	1.4%
Norway	1.1%
Turkey	1.0%
Liabilities in Excess of Other Assets	(4.2)%
100.0%

The Fund’s Holdings by Sector as of February 28, 2023 are as follows:

Asset Class	% of Net Assets
Common Stocks
Financials	21.5%
Health Care	15.4%
Technology	12.5%
Industrials	8.8%
Energy	7.9%
Consumer Staples	7.8%
Consumer Discretionary	7.6%
Communications	7.1%
Materials	6.4%
Utilities	5.7%
Real Estate	3.5%
Liabilities in Excess of Other Assets	(4.2)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 104.2%
	APPAREL & TEXTILE PRODUCTS - 3.2%
150	LVMH Moet Hennessy Louis Vuitton S.E.	$125,212
610	NIKE, Inc., Class B	72,462
		197,674
	ASSET MANAGEMENT - 2.9%
260	BlackRock, Inc.	179,252

	AUTOMOTIVE - 2.8%
1,396	Magna International, Inc.	77,802
26,000	Nissan Motor Company Ltd.	100,763
		178,565
	BANKING - 9.8%
6,510	DBS Group Holdings Ltd.	164,968
1,159	JPMorgan Chase & Company	166,143
27,591	Mitsubishi UFJ Financial Group, Inc.	195,596
7,000	Nordea Bank Abp	88,702
		615,409
	BEVERAGES - 5.2%
43,800	Ambev S.A. - ADR	111,690
1,774	Coca-Cola Company (The)	105,571
2,598	Diageo plc	110,275
		327,536
	BIOTECH & PHARMA - 11.2%
436	CSL Ltd.	86,901
2,434	Novartis A.G.	204,889
891	Novo Nordisk A/S, Class B	126,129
2,803	Pfizer, Inc.	113,718
586	Roche Holding A.G.	169,116
		700,753
	CHEMICALS - 5.8%
398	Avery Dennison Corporation	72,512
1,102	Croda International plc	86,978
2,405	Dow, Inc.	137,565
3,000	Victrex plc	63,255
		360,310

See accompanying notes to financial statements.

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 104.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.2%
3,956	Rollins, Inc.	$139,251

	CONSTRUCTION MATERIALS - 0.6%
1,796	James Hardie Industries plc - ADR	37,465

	ELECTRIC UTILITIES - 5.7%
18,339	CLP Holdings Ltd.	129,780
10,286	National Grid plc	129,658
1,355	NextEra Energy, Inc.	96,246
		355,684
	ELECTRICAL EQUIPMENT - 3.1%
3,631	Kone OYJ, Class B	188,811

	INDUSTRIAL REIT - 1.1%
1,082	Terreno Realty Corporation	67,311

	INSTITUTIONAL FINANCIAL SERVICES - 4.7%
746	Deutsche Boerse A.G.	130,226
4,191	Hong Kong Exchanges & Clearing Ltd.	167,969
		298,195
	INSURANCE - 2.1%
1,233	Swiss Re A.G.	128,562

	INTERNET MEDIA & SERVICES - 1.5%
13,888	Rightmove plc	93,678

	LEISURE FACILITIES & SERVICES - 1.6%
949	Starbucks Corporation	96,883

	MACHINERY - 1.7%
2,502	Washtec A.G.	104,162

	MEDICAL EQUIPMENT & DEVICES - 4.2%
804	Coloplast A/S - Series B	92,974

See accompanying notes to financial statements.

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 104.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.2% (Continued)
2,005	Medtronic plc	$166,014
		258,988
	OIL & GAS PRODUCERS - 7.9%
1,027	Chevron Corporation	165,111
526	Marathon Petroleum Corporation	65,014
3,307	Rubis SCA	91,527
5,731	Shell plc	174,156
		495,808
	RETAIL - CONSUMER STAPLES - 2.5%
9,000	BIM Birlesik Magazalar A/S	64,953
557	Target Corporation	93,855
		158,808
	SELF-STORAGE REIT - 2.4%
12,450	Safestore Holdings plc	151,694

	SEMICONDUCTORS - 3.1%
2,209	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	192,337

	SOFTWARE - 3.6%
650	Microsoft Corporation	162,123
1,311	Neste OYJ	63,372
		225,495
	SPECIALTY FINANCE - 1.9%
3,012	Fidelity National Financial, Inc.	120,058

	TECHNOLOGY HARDWARE - 2.1%
900	Apple, Inc.	132,669

	TECHNOLOGY SERVICES - 3.8%
2,924	Experian plc	98,651
605	Visa, Inc., Class A	133,064
		231,715
	TELECOMMUNICATIONS - 5.6%
3,524	BCE, Inc.	155,907

See accompanying notes to financial statements.

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 104.2% (Continued)
	TELECOMMUNICATIONS - 5.6% (Continued)
6,174	Telenor ASA	$69,299
3,284	Verizon Communications, Inc.	127,452
		352,658
	TRANSPORTATION & LOGISTICS - 1.9%
583	Union Pacific Corporation	120,844

	TOTAL COMMON STOCKS (Cost $6,576,691)	6,510,575

	TOTAL INVESTMENTS - 104.2% (Cost $6,576,691)	$6,510,575
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(263,627)
	NET ASSETS - 100.0%	$6,246,948

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

OYJ	- Julkinen osakeyhtio

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Societe Anonyme

See accompanying notes to financial statements.

R3 Global Dividend Growth ETF
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2023

ASSETS
Investment securities:
At cost	$6,576,691
At value	$6,510,575
Receivable for investments sold	18,136
Dividends receivable	13,733
TOTAL ASSETS	6,542,444

LIABILITIES
Bank overdraft	120,407
Payable for investments purchased	166,263
Investment advisory fees payable	8,826
TOTAL LIABILITIES	295,496
NET ASSETS	$6,246,948

Net Assets Consist Of:
Paid in capital	$6,486,202
Accumulated deficit	(239,254)
NET ASSETS	$6,246,948

Net Asset Value Per Share:
Net Assets	$6,246,948
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	275,000
Net asset value (Net Assets ÷ Shares Outstanding)	$22.72	(a)

(a)	The NAV shown above differs from the traded NAV on February 28, 2023 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

R3 Global Dividend Growth ETF
STATEMENT OF OPERATIONS
For the Period* Ended February 28, 2023

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $6,591)	$114,840
Interest	21
TOTAL INVESTMENT INCOME	114,861

EXPENSES
Investment advisory fees	38,892
TOTAL EXPENSES	38,892
NET INVESTMENT INCOME	75,969

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(176,367)
Foreign currency transactions	(7,508)
(183,875)
Net change in unrealized appreciation (depreciation) on:
Investments	(66,116)
Foreign currency translations	3,229
(62,887)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(246,762)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(170,793)

*	Commencement of operations was March 30, 2022.

See accompanying notes to financial statements.

R3 Global Dividend Growth ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period*
Ended
February 28, 2023
FROM OPERATIONS
Net investment income	$75,969
Net realized loss on investments and foreign currency transactions	(183,875)
Net change in unrealized depreciation on investments and foreign currency translations	(62,887)
Net decrease in net assets resulting from operations	(170,793)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(68,550)
Net decrease in net assets resulting from distributions to shareholders	(68,550)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,861,291
Net increase in net assets resulting from shares of beneficial interest	5,861,291

TOTAL INCREASE IN NET ASSETS	5,621,948

NET ASSETS
Beginning of Period	625,000 **
End of Period	$6,246,948

SHARE ACTIVITY
Shares sold	250,000
Net increase in shares of beneficial interest outstanding	250,000

*	Commencement of operations was March 30, 2022.

**	Beginning capital of $625,000 was contributed by fund management of R Cubed Global Capital LLC, investment advisor to the Fund, in exchange for 25,000 shares of the Fund in connection with the seeding of the R3 Global Dividend Growth ETF, a series of the Trust.

See accompanying notes to financial statements.

R3 Global Dividend Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the Period*
Ended
February 28, 2023
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (1)	0.35
Net realized and unrealized loss on investments and foreign currency	(2.33)
Total from investment operations	(1.98)
Less distributions from:
Net investment income	(0.30)
Total distributions	(0.30)
Net asset value, end of period	$22.72
Total return (2)(5)(6)	(7.87)%
Net assets, at end of period (000s)	$6,247
Ratio of expenses to average net assets (4)	0.88%
Ratio of net investment income to average net assets (4)	1.72%
Portfolio Turnover Rate (3)(5)	34%

*	Commencement of operations was March 30, 2022.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested on the ex-dividend date at net asset value per share on their respective payment dates.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2023

1. ORGANIZATION

The R3 Global Dividend Growth ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek current income and long-term growth of income and capital appreciation. The Fund commenced operations on March 30, 2022.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Bank Overdraft liabilities shown on the Statement of Assets and Liabilities are carried at cost and approximate fair value as of February 28, 2023 using level 2 inputs. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$6,510,575	$—	$—	$6,510,575
Total Investments	$6,510,575	$—	$—	$6,510,575

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities or until call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns expected to be taken in the Fund’s February 28, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $2,031,364 and $1,604,819, respectively.

For the period ended February 28, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $6,305,687 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. R Cubed Global Capital LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor,

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

the Fund pays the Advisor a unitary advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.88% of the Fund’s average daily net assets. During the period ended February 28, 2023, the Fund paid $38,892 in advisory fees.

The Advisor’s unitary advisory fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary advisory fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-l fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2023, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$6,623,159	$279,659	$(392,243)	$(112,584)

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended February 28, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	February 28, 2023	February 28, 2022
Ordinary Income	$72,295	$—
	$72,295	$—

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $3,745 for the year ended February 28, 2023 which have been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

As of February 28, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(35,259)	$(94,640)	$—	$(109,355)	$(239,254)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $35,259.

At February 28, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			CLCF
Short-Term	Long-Term	Total	Utilized
$94,640	$—	$94,640	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess resulted in reclassifications for the Fund for the fiscal year ended February 28th, 2023, as follows:

Paid In	Accumulated
Capital	Deficit
$(89)	$89

R3 GLOBAL DIVIDEND GROWTH ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2023

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after February 28, 2023:

Dividend	Record	Payable
Per Share	Date	Date
$0.1381	3/24/2023	3/29/2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV and the Shareholders of R3 Global Dividend Growth ETF

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of R3 Global Dividend Growth ETF, one of the funds constituting the Northern Lights Fund Trust IV (the “Fund”), as of February 28, 2023, the related statements of operations, changes in net assets, and financial highlights for the period from March 30, 2022 (commencement of operations) through February 28, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, and the results of its operations, changes in its net assets, and the financial highlights for the period from March 30, 2022 (commencement of operations) through February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

April 27, 2023

We have served as the auditor of one or more R Cubed Global Capital LLC investment companies since 2023.

R3 Global Dividend Growth ETF
EXPENSE EXAMPLE (Unaudited)
February 28, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period**	During Period**
Actual *	$1,000.00	$1,049.10	$4.47	0.88%
Hypothetical *
(5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended February 28, 2023 (181) divided by the number of days in the fiscal year (365).

**	Annualized.

R3 GLOBAL DIVIDEND GROWTH ETF
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2023

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees * **

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013).
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

2/28/23 – NLFT IV_v2

R3 GLOBAL DIVIDEND GROWTH ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2023

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Associate Director (since 2022) and Manager (2018-2022), Legal Administration), Ultimus Fund Solutions, LLC; Senior Paralegal, Gemini Fund Services, LLC (since 2015).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023 ); Senior Compliance Officer, Northern Lights Compliance, LLC (2019 - 2023); Senior Vice President, National Sales Gemini Fund Services, LLC (2017- 2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of February 28, 2023, the Trust was comprised of 30 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and the one managed by the same investment adviser. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-275-7342.

2/28/23 – NLFT IV_v2

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-275-7342 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.R3ETFs.com.

INVESTMENT ADVISOR
R Cubed Global Capital LLC
11251 NW 4th Ct.
Plantation, FL 33325

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

GDVD-AR23

(b) Not applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 – $14,000

(b)	Audit-Related Fees

2023 – None

(c)	Tax Fees

2023 – $6,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                  2023

Audit-Related Fees:        0.00%

Tax Fees:                       0.00%

All Other Fees:               0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2023 - $6,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/28/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/28/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/28/23